Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Other than the two office leases that the Company entered into in February 2025 (the “2025 Office Lease”) and in April 2026 (the “2026 Office Lease”), with a lease term of 3 years and 1.8 years, respectively, as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of June 30, 2026.

Operating lease

The 2025 Office Lease has a remaining lease term of the operating lease of 1.6 years and discount rate used for the operating lease is 7.7%. The monthly rent expense under the lease is HKD 24,783 (USD 3,177).

The 2026 Office Lease has a remaining lease term of the operating lease of 1.6 year and discount rate used for the operating lease is 4.9%. The monthly rent expense under the lease is HKD 55,936 (USD 7,171).

During the three months ended June 30, 2026 and 2025, the operating lease expense recognized was $31,309 and $31,102, respectively.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. As of June 30, 2026, the Company is not a party to any material legal or administrative proceedings.

9. Commitments and Contingencies

Other than two office leases both with a lease term of 3 years that the Company entered into in April 2023 (the “2023 Office Lease”) and in February 2025 (the “2025 Office Lease”) as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of March 31, 2026.

Operating lease

The 2023 Office Lease has a remaining lease term of the operating lease of 0.1 year and discount rate used for the operating lease is 10.34%.

The 2025 Office Lease has a remaining lease term of the operating lease of 1.9 years and discount rate used for the operating lease is 7.7%.

During the years ended March 31, 2026 and 2025, the operating lease expense recognized was $124,408 and $127,946 respectively.

	2023 Office Lease	2025 Office Lease	Total
2027	6,441	38,128	44,569
2028	—	31,773	31,773
Total future minimum lease payments	$6,441	$69,901	$76,342
Less: imputed interest	(55)	(4,904)	(4,959)
Total operating lease liability	$6,386	$64,997	$71,383
Less: operating lease liability – current	6,386	34,317	40,703
Total operating lease liability – non current	$—	$30,680	$30,680

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our business, financial position, cash flows or results of operations taken as a whole. As of March 31, 2026, the Company is not a party to any material legal or administrative proceedings.